19 Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Tuition fees	R$ 856,561	R$ 385,784	R$ 246,601
Other	43,116	4,414	2,204
Deductions
Granted discounts	(43,767)	(11,104)	(4,461)
Early payment discounts	(8,523)	(3,189)	(2,840)
Returns	(7,462)	(1,801)	(1,117)
Taxes	(28,157)	(24,239)	(14,593)
PROUNI	(61,138)	(15,930)	(9,786)
Net revenue from contracts with customers	750,630	333,935	216,008
Timing of revenue recognition of net revenue from contracts with customers
Tuition fees - Transferred over time	713,827	331,045	214,095
Other - Transferred at a point in time	R$ 36,803	R$ 2,890	R$ 1,913